SHARED SERVICES AGREEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Shared Services Agreement [Abstract]
Summery Of Expenses Contributed by WDM on Behalf of the Company and Expenses Incurred under the Shares Services Agreement:
The following table represents expenses incurred under the Shares Services Agreement and contributed by WDM on behalf of the Company:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
(dollars in thousands)
Operating Expenses:
Compensation Expenses (1)	$(1)	$79	$8	$172
Rent and utilities	26	22	53	48
Office services and supplies	5	10	13	13
Telephone	4	2	7	4
Other	12	(3)	20	3
Insurance	-	-	-	1
Total Operating Expenses	$46	$110	$101	$241

(1)
Compensation expenses are net of services charged to WDM. During the three months ended June 30, 2014, and 2013, the Company charged approximately $26,000 and $0 of expenses, respectively, and during the six months ended June 30, 2014, and 2013, the Company charged approximately $42,000 and $0 of expenses, respectively related to such services.

The following table represent expenses contributed by WDM on behalf of the Company and expenses incurred under the Shares Services Agreement:

(dollars in thousands)	Year Ended December 31, 2013	Year Ended December 31, 2012
Operating Expenses
Compensation Expenses(1)	$784	$2,338
Rent and Utilities	101	118
Office Services and Supplies	44	25
Telephone	10	10
Other	4	10
Insurance	1	5
Total Operating Expenses	$944	$2,506

(1) Compensation expenses are net of services charged to WDM. During the year ended December 31, 2013, and 2012, the Company charged approximately $22,000 and $0 of expenses, respectively, related to such services.